UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04632

The European Equity Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2012 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 38.2%
	COMMON STOCKS – 34.0%
	AIRLINES – 1.3%
70,000	Deutsche Lufthansa	$949,933
	AUTO COMPONENTS – 1.2%
9,000	Continental	882,145
	CHEMICALS – 2.5%
11,000	Linde	1,896,006
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.3%
80,000	Deutsche Telekom	985,306
	ELECTRIC UTILITIES – 3.1%
100,000	E.ON	2,375,153
	HEALTH CARE PROVIDERS & SERVICES – 3.1%
20,000	Fresenius SE & Co.	2,324,087
	INDUSTRIAL CONGLOMERATES – 1.3%
10,000	Siemens	998,297
	INSURANCE – 4.3%
19,000	Allianz	2,262,872
15,000	Hannover Rueckversicherung	959,419
		3,222,291
	MEDIA – 2.3%
40,000	Axel Springer	1,734,961
	METALS & MINING – 2.2%
28,000	Aurubis	1,633,344
	PERSONAL PRODUCTS – 2.7%
28,000	Beiersdorf	2,056,536
	PHARMACEUTICALS – 2.8%
25,000	Bayer	2,149,086
	SOFTWARE – 3.9%
45,000	PSI†	948,131
28,000	SAP	1,984,864
		2,932,995
	SPECIALTY RETAIL – 2.0%
16,000	Fielmann†	1,485,728
	Total Common Stocks (cost $23,033,346)	25,625,868

Shares	Description	Value(a)
	PREFERRED STOCKS – 4.2%
	AUTOMOBILES – 2.4%
10,000	Volkswagen (cost $951,062)	$1,825,903
	HOUSEHOLD PRODUCTS – 1.8%
17,000	Henkel & Co. (cost $644,340)	1,353,355
	Total Preferred Stocks (cost $1,595,402)	3,179,258
	Total Investments in Germany (cost $24,628,748)	28,805,126
INVESTMENTS IN FRANCE – 19.3%
	BUILDING PRODUCTS – 1.3%
28,000	Cie de St-Gobain	984,508
	COMMERCIAL SERVICES & SUPPLIES – 2.4%
15,000	Societe BIC	1,814,069
	ELECTRICAL EQUIPMENT – 2.8%
60,000	Alstom	2,105,802
	HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%
15,000	Essilor International	1,405,990
	INSURANCE – 2.4%
120,000	AXA	1,788,986
	IT SERVICES – 1.9%
21,000	AtoS	1,465,147
	OIL, GAS & CONSUMABLE FUELS – 2.6%
40,000	Total	1,986,047
	PHARMACEUTICALS – 2.6%
23,000	Sanofi	1,962,958
	TEXTILES, APPAREL & LUXURY GOODS – 1.4%
7,000	LVMH Moet Hennessy Louis Vuitton	1,053,480
	Total Investments in France (cost $13,620,945)	14,566,987

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2012 (unaudited) (continued)

Shares	Description			Value(a)
INVESTMENTS IN SPAIN – 9.1%
	COMMERCIAL BANKS – 3.4%
342,000	Banco Santander*			$2,549,305
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.8%
100,000	Telefonica			1,334,536
	INSURANCE – 2.0%
540,000	Mapfre†			1,480,892
	OIL, GAS & CONSUMABLE FUELS – 1.9%
76,000	Repsol YPF			1,475,180
	Total Investments in Spain (cost $6,754,203)			6,839,913
INVESTMENTS IN NETHERLANDS – 7.9%
	CHEMICALS – 1.2%
18,000	Koninklijke DSM			898,352
	COMPUTERS & PERIPHERALS – 2.1%
18,000	Gemalto			1,584,850
	DIVERSIFIED FINANCIAL SERVICES – 1.2%
120,000	ING Groep*			949,135
	FOOD PRODUCTS – 2.2%
22,000	Nutreco			1,631,131
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.2%
17,000	AS	ML	Holding	909,453
	Total Investments in Netherlands (cost $6,009,496)			5,972,921
INVESTMENTS IN UNITED KINGDOM – 7.8%
	COMMERCIAL SERVICES & SUPPLIES – 2.3%
47,000	Aggreko			1,755,465
	HEALTH CARE EQUIPMENT & SUPPLIES – 2.3%
160,000	Smith & Nephew			1,765,945
	MULTI-UTILITIES – 1.0%
140,000	Centrica			741,064

Shares	Description	Value(a)
	WIRELESS TELECOMMUNICATION SERVICES – 2.2%
580,000	Vodafone Group	$1,646,047
	Total Investments in United Kingdom (cost $5,052,230)	5,908,521
INVESTMENTS IN NORWAY – 4.7%
	CHEMICALS – 1.5%
23,000	Yara International	1,152,812
	ENERGY EQUIPMENT & SERVICES – 3.2%
24,000	Fred Olsen Energy	1,073,000
40,000	TGS Nopec Geophysical	1,305,624
		2,378,624
	Total Investments in Norway (cost $2,888,068)	3,531,436
INVESTMENTS IN ITALY – 3.5%
	COMMERCIAL BANKS – 3.5%
1,000,000	Intesa Sanpaolo	1,521,693
260,000	UniCredit*	1,080,904
		2,602,597
	Total Investments in Italy (cost $2,790,054)	2,602,597
INVESTMENTS IN LUXEMBOURG – 2.9%
	MEDIA – 2.9%
80,000	SES	2,177,963
	Total Investments in Luxembourg (cost $2,097,894)	2,177,963
INVESTMENTS IN FINLAND – 2.3%
	INSURANCE – 2.3%
56,000	Sampo	1,743,914
	Total Investments in Finland (cost $1,417,011)	1,743,914

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2012 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN AUSTRIA – 1.4%
	MACHINERY – 1.4%
18,000	Andritz	$1,020,370
	Total Investments in Austria (cost $773,049)	1,020,370
INVESTMENTS IN SWITZERLAND – 1.2%
	CHEMICALS – 1.2%
2,500	Syngenta	934,741
	Total Investments in Switzerland (cost $834,335)	934,741
INVESTMENTS IN DENMARK – 1.2%
	CONSTRUCTION & ENGINEERING – 1.2%
15,000	FLSmidth & Co.	870,859
	Total Investments in Denmark (cost $1,140,720)	870,859
	Total Investments in Common and Preferred Stocks – 99.5% (cost $68,006,753)	74,975,348
SECURITIES LENDING COLLATERAL – 1.8%
1,320,530	Daily Assets Fund Institutional, 0.23% (cost $1,320,530)(b)(c)	1,320,530
CASH EQUIVALENTS – 0.9%
705,980	Central Cash Management Fund, 0.15% (cost $705,980)(c)	705,980
Number of contracts	Description	Value(a)
PUT OPTIONS PURCHASED – 0.3%
500	DAX Index, Expiration: 12/21/2012 Exercise Price EUR 5,900 (cost $117,648)	$86,182
350	CAC 40 Index, Expiration: 12/21/2012 Exercise Price EUR 2,900 (cost $129,976)	132,360
	Total Investments in Purchased Options – 0.3% (cost $247,624)	218,542
	Total Investments – 102.5% (cost $70,280,887)**	77,220,400
	Other Assets and Liabilities, Net – (2.5%)	(1,892,796)
	NET ASSETS – 100.0%	$75,327,604

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.
**  The cost for federal income tax purposes was $70,402,036. At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $6,818,364. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,649,672 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,831,308.
†  All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $1,256,828, which is 1.7% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Currency Abbreviations

EUR – Euro

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2012 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.
Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Germany	$28,805,126	$—	$—	$28,805,126
France	14,566,987	—	—	14,566,987
Spain	6,839,913	—	—	6,839,913
Netherlands	5,972,921	—	—	5,972,921
United Kingdom	5,908,521	—	—	5,908,521
Norway	3,531,436	—	—	3,531,436
Italy	2,602,597	—	—	2,602,597
Luxembourg	2,177,963	—	—	2,177,963
Finland	1,743,914	—	—	1,743,914
Austria	1,020,370	—	—	1,020,370
Switzerland	934,741	—	—	934,741
Denmark	870,859	—	—	870,859
Short-Term Instruments(1)	2,026,510	—	—	2,026,510
Purchased Options	218,542	—	—	218,542
Total	$77,220,400	$—	$—	$77,220,400

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.

(1) See Schedule of Investments for additional detailed categorizations.

9

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012